Capital management (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital management
Total liabilities	$ 743,194	$ 779,702
Less: cash and cash equivalents	218,148	191,749	$ 221,581	$ 336,024
Total liabilities less current assets	525,046	587,953
Equity attributable to owners of Himax Technologies, Inc.	$ 890,061	$ 856,768